Annual Fund Operating Expenses	Oct. 31, 2025
Innovator Equity Dual Directional 10 Buffer ETF - July | Innovator Equity Dual Directional 10 Buffer ETF - July
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.79%
Innovator Equity Dual Directional 10 Buffer ETF - September | Innovator Equity Dual Directional 10 Buffer ETF - September
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.79%
Innovator Equity Dual Directional 10 Buffer ETF - October | Innovator Equity Dual Directional 10 Buffer ETF - October
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.79%
Innovator Equity Dual Directional 10 Buffer ETF - November | Innovator Equity Dual Directional 10 Buffer ETF - November
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.79%
Innovator Equity Dual Directional 15 Buffer ETF - July | Innovator Equity Dual Directional 15 Buffer ETF - July
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Expenses (as a percentage of Assets)	0.79%
Innovator Equity Dual Directional 15 Buffer ETF - September | Innovator Equity Dual Directional 15 Buffer ETF - September
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[6]
Expenses (as a percentage of Assets)	0.79%
Innovator Equity Dual Directional 15 Buffer ETF - October | Innovator Equity Dual Directional 15 Buffer ETF - October
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[7]
Expenses (as a percentage of Assets)	0.79%
Innovator Equity Dual Directional 15 Buffer ETF - November | Innovator Equity Dual Directional 15 Buffer ETF - November
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[8]
Expenses (as a percentage of Assets)	0.79%

[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[2]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[3]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[4]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[5]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[6]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[7]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[8]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.